32 Income tax and deferred tax (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of income tax deferred tax [line items]
Tax loss carryforward	$ 248			$ 113
Inventories				28
Trade receivables and other receivables	1,351	754	932	1,006
Trade payables and other payables	677	819	4,092	889
Salaries and social security taxes payable	255	154	103	(201)
Benefit plans	76	147	222	459
Tax liabilities	19	25	33	117
Provisions	818	916	724	(1,143)
Deferred tax asset	3,444	2,815	6,106	1,268
Property, plant and equipment	(23,383)	(26,740)	(22,498)	(15,628)
Financial assets at fair value through profit or loss	(298)	(283)	(445)	(809)
Borrowings	(2)	(5)	(9)	(91)
Tax inflation adjustment	(3,470)	(3,087)
Deferred tax liability	(27,153)	(30,115)	(22,952)	(16,528)
Net deferred tax liability	(23,709)	(27,300)	(16,847)	$ (15,260)
Result from exposure to inflation [member]
Summary of income tax deferred tax [line items]
Tax loss carryforward			(113)
Inventories			(19)
Trade receivables and other receivables	(200)	(326)	(775)
Trade payables and other payables	(217)	(1,431)	1,586
Salaries and social security taxes payable	(40)	(36)	273
Benefit plans	(39)	(78)	(270)
Tax liabilities	(7)	(11)	(91)
Provisions	(243)	(253)	1,580
Deferred tax asset	(746)	(2,135)	2,171
Property, plant and equipment	7,098	7,867	1,890
Financial assets at fair value through profit or loss	75	156	785
Borrowings	2	3	80
Tax inflation adjustment	820
Deferred tax liability	7,995	8,026	2,755
Net deferred tax liability	7,249	5,891	4,926
Charged to profit and loss [member]
Summary of income tax deferred tax [line items]
Tax loss carryforward	248
Inventories			(9)
Trade receivables and other receivables	797	148	701
Trade payables and other payables	75	(1,842)	1,617
Salaries and social security taxes payable	141	87	31
Benefit plans	1		29
Tax liabilities	1	3	7
Provisions	145	445	287
Deferred tax asset	1,408	(1,159)	2,663
Property, plant and equipment	(3,741)	(12,109)	(8,760)
Financial assets at fair value through profit or loss	(90)	6	(421)
Borrowings	1	1	2
Tax inflation adjustment	(1,203)	(3,087)
Deferred tax liability	(5,033)	(15,189)	(9,179)
Net deferred tax liability	(3,625)	(16,348)	(6,516)
Charged to other comprehensive income [member]
Summary of income tax deferred tax [line items]
Tax loss carryforward
Inventories
Trade receivables and other receivables
Trade payables and other payables
Salaries and social security taxes payable
Benefit plans	(33)	3	4
Tax liabilities
Provisions
Deferred tax asset	(33)	3	4
Property, plant and equipment
Financial assets at fair value through profit or loss
Borrowings
Tax inflation adjustment
Deferred tax liability
Net deferred tax liability	$ (33)	$ 3	$ 4